Fair Value Measurements (Details) - Schedule of initial measurement - Rice Acquisition Corp. [Member] - $ / shares	1 Months Ended	4 Months Ended	6 Months Ended
	Oct. 26, 2020	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Exercise price (in Dollars per share)	$ 11.50	$ 11.50	$ 11.50
Stock price (in Dollars per share)	$ 9.39	$ 10.83	$ 18.05
Term (in years)	6 years	5 years 9 months 25 days	5 years 3 months
Volatility	20.00%	22.68%	52.00%
Risk-free interest rate	0.46%	0.48%	0.91%
Dividend yield